Note 6 - Product Warranties (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Standard Product Warranty Disclosure [Abstract]
Product Warranty Accrual	$ 100,000	$ 190,000	$ 250,000
Product Warranty Expense	220,525	224,969	348,947
Accounts Payable and Accrued Liabilities [Member]
Standard Product Warranty Disclosure [Abstract]
Product Warranty Accrual	$ 100,000	$ 190,000